Deposits (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 32,100,000,000	$ 37,300,000,000
Time deposits mature in 2019	40,500,000,000
Time deposits mature in 2020	47,000,000
Time deposits mature in 2021	1,000,000
Time deposits mature in 2022	0
Time deposits mature in 2023	0
Time deposits mature in 2024 and thereafter	$ 1,000,000